DEAN WITTER CONVERTIBLE SECURITIES TRUST
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK
(212) 392-1600






                                   July 28, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Convertible Securities Trust
     File #2-97963
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 17, 1997.


                                   Very truly yours,
                               /s/ Frank Bruttomesso
                                   Frank Bruttomesso
                                   Assistant Secretary



cc: Randolph Koch